Accrued Severance Pay and Employee Retirement Plan	12 Months Ended
Dec. 31, 2023
Accrued Severance Pay and Employee Retirement Plan [Abstract]
ACCRUED SEVERANCE PAY AND EMPLOYEE RETIREMENT PLAN

NOTE 16 – ACCRUED SEVERANCE PAY AND EMPLOYEE RETIREMENT PLAN

EYME’s employees are all based in Israel. Pursuant to Israel’s Severance Pay Law, Israeli employees are entitled to severance pay equal to one month’s salary for each year of employment, or a portion thereof. All of the employees of EYME elected to be included under section 14 of the Severance Pay Law, 1963 (“Section 14”). According to this section, these employees are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments (under the above Israeli Severance Pay Law) in respect of those employees; therefore, related assets and liabilities are not presented in the accompanying consolidated balance sheet.

Total expenses related to severance pay amounted to $49,040 and $144,896 for the years ended December 31, 2023, and 2022, respectively.

The Company excluding Maestro, has a defined contribution plan covering eligible employees with at least one month of service. The Company fully matches employee contributions up to 5% of the total compensation. Total expense for the years ended December 31, 2023, and 2022, was $318,745 and $343,682, respectively.

Maestro has a defined contribution plan covering eligible employees with at least one month of service. The Company fully matches employee contributions up to 5% of the total compensation. Total expense for the years ended December 31, 2023, and 2022, was $321,149 and $45,279, respectively.